SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
At March 31, 2026	$ 20,831,152	$ 14,505,410
Carrying value of property, plant and equipment	20,831,152	14,505,410	$ 17,966,127
Office equipment [member]
IfrsStatementLineItems [Line Items]
At March 31, 2026	43,868	57,364
Carrying value of property, plant and equipment	43,868	57,364	91,356
Computer [member]
IfrsStatementLineItems [Line Items]
At March 31, 2026	25,103	20,305
Carrying value of property, plant and equipment	25,103	20,305	18,295
Property [member]
IfrsStatementLineItems [Line Items]
At March 31, 2026	9,755,441
Carrying value of property, plant and equipment	9,755,441
Machinery and equipment truck [member]
IfrsStatementLineItems [Line Items]
At March 31, 2026
Carrying value of property, plant and equipment			8,400
Machinery and equipment system [member]
IfrsStatementLineItems [Line Items]
At March 31, 2026	11,006,740	14,427,741
Carrying value of property, plant and equipment	11,006,740	14,427,741	$ 17,848,076
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	33,442,495	33,435,597
Additions	9,852,007	6,898
Depreciation of property, plant and equipment	43,294,502	33,442,495
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	169,958	169,958
Additions	19,129
Depreciation of property, plant and equipment	189,087	169,958
Gross carrying amount [member] | Computer [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	27,893	20,995
Additions	12,778	6,898
Depreciation of property, plant and equipment	40,671	27,893
Gross carrying amount [member] | Property [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Additions	9,820,100
Depreciation of property, plant and equipment	9,820,100
Gross carrying amount [member] | Machinery and equipment truck [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	63,000	63,000
Additions
Depreciation of property, plant and equipment	63,000	63,000
Gross carrying amount [member] | Machinery and equipment system [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	33,181,644	33,181,644
Additions
Depreciation of property, plant and equipment	33,181,644	33,181,644
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	18,937,085	15,469,470
Depreciation of property, plant and equipment	22,463,350	18,937,085
Provided for the year	3,526,265	3,467,615
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	112,594	78,602
Depreciation of property, plant and equipment	145,219	112,594
Provided for the year	32,625	33,992
Accumulated depreciation and amortisation [member] | Computer [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	7,588	2,700
Depreciation of property, plant and equipment	15,568	7,588
Provided for the year	7,980	4,888
Accumulated depreciation and amortisation [member] | Property [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Depreciation of property, plant and equipment	64,659
Provided for the year	64,659
Accumulated depreciation and amortisation [member] | Machinery and equipment truck [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	63,000	54,600
Depreciation of property, plant and equipment	63,000	63,000
Provided for the year		8,400
Accumulated depreciation and amortisation [member] | Machinery and equipment system [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	18,753,903	15,333,568
Depreciation of property, plant and equipment	22,174,904	18,753,903
Provided for the year	$ 3,421,001	$ 3,420,335